Components of Gross and Net Intangible Asset Balances (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Gross Carrying Amount	$ 5,266	$ 3,973
Acquired Intangible Assets, Accumulated Amortization	(1,042)	(437)
Acquired Intangible Assets, Net Carrying Amount	4,224	3,536
Definite lived and amortizable acquired intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Gross Carrying Amount	5,166	3,873
Acquired Intangible Assets, Accumulated Amortization	(1,042)	(437)
Acquired Intangible Assets, Net Carrying Amount	4,124	3,436
Indefinite lived and non-amortizable trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets, Gross Carrying Amount	100	100
Acquired Intangible Assets, Accumulated Amortization	0	0
Acquired Intangible Assets, Net Carrying Amount	$ 100	$ 100